CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (405,092)	$ 43,629	$ (20,745)
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	15,208	18,629	(18,774)
Other comprehensive income (loss)	15,208	18,629	(18,774)
Total comprehensive (loss) income	(389,884)	62,258	(39,519)
Comprehensive loss (income) attributable to participation interest	79,865	(14,362)	3,370
Comprehensive (loss) income attributable to Studio City International Holdings Limited	$ (310,019)	$ 47,896	$ (36,149)